Parent Company Only Condensed Financial Information (Details) - Schedule of related party balances - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borqs HK [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of related party balances [Line Items]
Amount due from (to) related parties	$ 17,472	$ (3,260)
Borqs Beijing [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of related party balances [Line Items]
Amount due from (to) related parties	(83)	6,829
Borqs USA [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of related party balances [Line Items]
Amount due from (to) related parties	808	(134)
Borqs International [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of related party balances [Line Items]
Amount due from (to) related parties	$ 23,449